Deposits - Summary of Deposit Liabilities (Detail) - CAD ($) $ in Millions	Jan. 31, 2022	Oct. 31, 2021
Disclosure of deposits [line items]
Term	$ 468,519	$ 438,907
Total deposits	1,142,842	1,100,831
Deposits - Personal [member]
Disclosure of deposits [line items]
Demand	213,953	207,493
Notice	67,961	64,613
Term	93,692	90,382
Total deposits	375,606	362,488
Deposits - Business and government [member]
Disclosure of deposits [line items]
Demand	358,903	356,020
Notice	20,770	20,800
Term	340,416	319,533
Total deposits	720,089	696,353
Deposits - Bank [member]
Disclosure of deposits [line items]
Demand	12,262	12,549
Notice	474	449
Term	34,411	28,992
Total deposits	47,147	41,990
Deposits - Personal, Business and government, and Bank [member]
Disclosure of deposits [line items]
Demand	585,118	576,062
Notice	89,205	85,862
Term	468,519	438,907
Total deposits	1,142,842	1,100,831
Canada [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	153,989	151,475
Notice	8,091	8,051
Term	537	713
Total deposits	162,617	160,239
Canada [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	323,534	315,464
Notice	20,208	19,857
Term	327,939	312,987
Total deposits	671,681	648,308
United States [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	54,996	54,021
Total deposits	54,996	54,021
United States [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	7,179	6,978
Notice	60,140	57,260
Term	84,202	77,597
Total deposits	151,521	141,835
Europe [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	786	632
Total deposits	786	632
Europe [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	30,916	34,278
Notice	766	693
Term	44,351	36,788
Total deposits	76,033	71,759
Other International [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	8,491	8,002
Total deposits	8,491	8,002
Other International [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	5,227	5,212
Notice		1
Term	11,490	10,822
Total deposits	$ 16,717	$ 16,035